CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,369,906)	$ (18,284,958)	$ (28,216,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		900,938	5,361,955
(Recovery of) provision for credit losses	(51,632)	1,131,988	3,273,860
Realized gain on sale/exchange of cryptocurrencies	(247,563)	(94,149)	(676,015)	$ (676,015)
Impairment loss of cryptocurrencies	0	7,102	181,263	181,263
Impairment loss of long-lived assets	0	6,472,266	16,691,803	16,691,803
Impairment loss of long-term investment		2,389,698	610,302	610,302
Share based compensation expense		73,230	67,271
Amortization of convertible debenture issuance costs and discounts	1,167,996	1,125,067	357,995
Interest expense of convertible debenture	681,862	587,170	190,996
Interest expense of third party loans		8,515	36,380
Loss on warrants settlement		1,928,681
Changes in operating assets and liabilities
Cryptocurrencies - mining, net of mining pool operating fees	426,250	(2,676,138)	(5,832,252)
Other receivables	655,593	(2,982,107)	1,014,989
Prepayments	(533,662)	205,264	(322,972)
Security deposits		660,552	(199,800)
Accounts payable		(667,912)	667,912
Other payables and accrued liabilities	(19,545)	1,285,559	31,078
Net cash used in operating activities	(2,290,607)	(7,929,234)	(6,761,587)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of cryptocurrencies		4,668,828	4,384,562
Purchases of plant and equipment			(115,033)
Loan to third parties		(3,645,822)
Repayments from loans to third parties	1,545,888
Proceeds from investment of subsidiaries' noncontrolling interests		250
Net cash provided by investing activities	1,545,888	1,023,256	4,269,529
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from other receivables - related parties, net			354,903
Proceeds from issuance of ordinary shares through private offerings		3,994,222
Proceeds from third party loans			819,000
Repayments to third party loans		(819,000)
Payments of convertible debenture interest expense	(608,712)	(587,170)	(190,996)
Payments of third party loans interest expense		(8,515)	(36,380)
Proceeds from convertible debentures, net of issuance costs		6,127,334	1,844,000
Repayments of convertible debenture		(1,560,000)	(300,000)
Proceeds from exercise of warrants		1,151,903
Net cash (used in) provided by financing activities	(608,712)	8,298,774	2,490,527
CHANGES IN CASH AND CASH EQUIVALENTS	(1,353,431)	1,392,796	(1,531)
CASH AND CASH EQUIVALENTS, beginning of year	1,409,070	16,274	17,805
CASH AND CASH EQUIVALENTS, end of year	55,639	1,409,070	16,274	$ 17,805
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	608,712	270,170	$ 89,589
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Conversion of convertible debenture remaining principals into ordinary shares	6,332,007
Conversion of convertible debenture into ordinary shares	292,673
Exchange of warrants for convertible debenture		$ 2,000,000
Deemed dividend attributable to down round feature of warrants	$ 2,146,795